Equity (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Preferred stock, par value	$ 0.01	$ 0.01
Shares to be issued	5,376,967	5,486,967
Additional paid in capital	$ 818,577	$ 699,667
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	713,750	603,750
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	211,101,313	211,101,313
Common stock, shares outstanding	172,913,813	172,913,813
Treasury Stocks
Cancellation of common stock	54,422,903
Shares of common stock issued during the period	14,062,500
Conversion of shares Of Series D Preferred stock	11,250
Shares were valued	$ 196,875
Additional paid in capital	$ 196,763
Series D Convertible Preferred Stock [Member]
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	713,750	603,750